Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2017		Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Transactions with related parties:
General and administrative expenses		$ 133		$ 64	$ 216		$ 108	$ 432		$ 573
Related Parties [Member]
Transactions with related parties:
Research and development expenses	[1]	8		43	9		128	199		812
General and administrative expenses	[1]		[2]	2		[2]	6	8		29
Finance expenses, net	[1]	$ 84		$ 29	$ 202		$ 56	$ 278	[3]	$ 86	[3]

[1]	Related to Service Agreement (see also Note 1b2).
[2]	Representing an amount less than $1
[3]	Related to Investment in Parent Company (see also Notes 2e and Note 5).